Related party transactions and Directors' remuneration - Disclosure of loans and deposits outstanding (Details) - Key management personnel and connected persons - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of receivables from related parties [Roll Forward]
Loans outstanding beginning balance	£ 8.3	£ 7.5
Loans issued during the year	11.8	2.5
Loan repayments during the year	(2.6)	(1.7)
Loan outstanding ending balance	17.5	8.3
Deposits outstanding beginning balance	15.4	15.2
Deposits received during the year	176.2	105.7
Deposits repaid during the year	(168.3)	(105.5)
Deposits oustanding ending balance	£ 23.3	£ 15.4